Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 236,779
Ending balance	284,546	$ 236,779
Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	111,766
Ending balance	108,891	111,766
Facility equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	117,221
Ending balance	165,364	117,221
Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	7,063
Ending balance	9,732	7,063
Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	729
Ending balance	559	729
Cost
Property, Plant and Equipment [Roll Forward]
Beginning balance	304,908	271,707
Reclassification of assets		2,652
Additions	65,248	31,369
Disposals		(1,392)
Disposals		1,392
Translation difference	(996)	572
Ending balance	369,160	304,908
Cost | Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	115,000	115,000
Reclassification of assets		0
Additions	0	0
Disposals		0
Disposals		0
Translation difference	0	0
Ending balance	115,000	115,000
Cost | Facility equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	176,718	145,150
Reclassification of assets		2,771
Additions	61,633	29,351
Disposals		(1,233)
Disposals		1,233
Translation difference	(880)	679
Ending balance	237,471	176,718
Cost | Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	10,878	9,598
Reclassification of assets		(112)
Additions	3,517	1,500
Disposals		(23)
Disposals		23
Translation difference	(94)	(85)
Ending balance	14,301	10,878
Cost | Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	2,312	1,959
Reclassification of assets		(7)
Additions	98	518
Disposals		(136)
Disposals		136
Translation difference	(22)	(22)
Ending balance	2,388	2,312
Depreciation
Property, Plant and Equipment [Roll Forward]
Beginning balance	(68,129)	(51,113)
Reclassification of assets		3,211
Disposals		895
Depreciation	17,105	14,353
Disposals		(895)
Translation difference	(620)	347
Ending balance	(84,614)	(68,129)
Depreciation | Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	(3,234)	(359)
Reclassification of assets		0
Disposals		0
Depreciation	2,875	2,875
Disposals		0
Translation difference	0	0
Ending balance	(6,109)	(3,234)
Depreciation | Facility equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	(59,497)	(46,002)
Reclassification of assets		3,330
Disposals		737
Depreciation	13,189	10,572
Disposals		(737)
Translation difference	(579)	330
Ending balance	(72,107)	(59,497)
Depreciation | Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	(3,815)	(3,233)
Reclassification of assets		(112)
Disposals		22
Depreciation	776	676
Disposals		(22)
Translation difference	(22)	40
Ending balance	(4,569)	(3,815)
Depreciation | Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,583)	(1,519)
Reclassification of assets		(7)
Disposals		136
Depreciation	265	230
Disposals		(136)
Translation difference	(19)	(23)
Ending balance	$ (1,829)	$ (1,583)